Climate change and energy transition - Additional information 5 (Details) $ in Millions	12 Months Ended		96 Months Ended
	Dec. 31, 2024 USD ($) numberOfRefinery $ / Boe $ / Tonne	Dec. 31, 2023 USD ($)	Dec. 31, 2024 USD ($) numberOfRefinery	Dec. 31, 2016 USD ($) numberOfRefinery
Disclosure of Climate Change and Energy Transition [Line Items]
Number of assets | numberOfRefinery	8		8	15
Number of refineries assumed | numberOfRefinery			2
Number of closed refineries | numberOfRefinery			9
Property, plant and equipment	$ 185,219	$ 194,835	$ 185,219
Other assets	$ 8,000		$ 8,000
Average chemical margin (USD per ton) | $ / Tonne	197.5
Cash flow projection period	20 years
Reasonably possible decrease in long-term chemical margin assumptions, per crude oil barrel | $ / Boe	30
Reasonably possible increase in long-term chemical margin assumptions, per crude oil barrel | $ / Boe	30
Impairment loss due to reasonably possible increase in long-term chemical margin assumptions	$ 500	2,000
Refining margin (USD per BBL) | $ / Boe	10
Decrease in long-term refining margin assumptions (USD per BBL) | $ / Boe	1
Increase in long-term refining margin assumptions (USD per BBL) | $ / Boe	1
Impairment loss due to increase in long-term refining margin assumptions	$ 0
Non-current assets held for sale
Disclosure of Climate Change and Energy Transition [Line Items]
Number of assets | numberOfRefinery	1		1
Top of range
Disclosure of Climate Change and Energy Transition [Line Items]
Impairment reversal due to decrease in long-term chemical margin assumptions	$ 0
Impairment loss due to increase in long-term refining margin assumptions		2,000
Impairment reversal due to decrease in long-term refining margin assumptions	500	1,000
Bottom of range
Disclosure of Climate Change and Energy Transition [Line Items]
Impairment loss due to increase in long-term refining margin assumptions		1,000
Chemicals and Products
Disclosure of Climate Change and Energy Transition [Line Items]
Property, plant and equipment	32,600	35,500	$ 32,600
Trading and Supply
Disclosure of Climate Change and Energy Transition [Line Items]
Other assets	5,000		5,000
Refineries
Disclosure of Climate Change and Energy Transition [Line Items]
Property, plant and equipment	$ 6,000		6,000	$ 10,000
Refineries | Minimum
Disclosure of Climate Change and Energy Transition [Line Items]
Useful lives of tangible assets	4 years
Refineries | Maximum
Disclosure of Climate Change and Energy Transition [Line Items]
Useful lives of tangible assets	11 years
Refineries | Chemicals and Products
Disclosure of Climate Change and Energy Transition [Line Items]
Property, plant and equipment		$ 6,000
Useful lives of tangible assets	20 years
PPE other than refineries
Disclosure of Climate Change and Energy Transition [Line Items]
Property, plant and equipment	$ 32,000		32,000
Chemicals segment
Disclosure of Climate Change and Energy Transition [Line Items]
Property, plant and equipment	24,000		24,000
Chemicals segment | Pennsylvania
Disclosure of Climate Change and Energy Transition [Line Items]
Property, plant and equipment	$ 14,000		$ 14,000